UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8799

                      Oppenheimer Capital Preservation Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2003 - October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2004, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The factors that supported performance for the first half of Oppenheimer Capital Preservation Fund's fiscal year generally prevailed throughout the remainder of the period. For the 12-month period ended October 31, 2004, the Fund's exposure to both U.S. government agency and mortgage-related securities, gained primarily through its allocation to Oppenheimer Limited-Term Government Fund, benefited performance. The fact that we allocated roughly 65% of the Fund's assets to Oppenheimer Limited-Term Government Fund, which ranked quite favorably within its own peer group and was overweighted in its exposure to both agency and mortgage securities, benefited the Fund during its past fiscal year. Since these non-Treasury, or "spread" products performed well versus Treasuries and, in the case of higher coupon mortgages, which Oppenheimer Limited-Term Government Fund emphasized this year, this overall allocation added to Oppenheimer Capital Preservation Fund's returns.

      Second, the Fund's exposure to both high-yield corporate bonds and international debt securities, acquired through our allocation to Oppenheimer Strategic Income Fund, also helped returns, since both of these sectors performed well versus Treasuries.

      Finally, our allocation to Oppenheimer Bond Fund also added to returns for the Fund's fiscal year. This Fund has remained a top-quartile performer among its peers this year, benefiting from our active management of its portfolio's interest-rate sensitivity, or duration. Additionally, the fact that Oppenheimer Bond Fund held an emphasized exposure to the credit sector throughout the year helped it perform quite well, thereby supporting performance for Oppenheimer Capital Preservation Fund.

      While no factors or circumstances specifically detracted from the Fund's performance this period, we might have added marginal returns had we assumed greater risk, or had we more aggressively emphasized areas that performed well for us, such as higher-coupon mortgages or the credit sector.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2004. In the case of Class A, Class B, Class C and Class Y shares, performance is measured from inception of the Classes on September 27, 1999. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and


                    8 | OPPENHEIMER CAPITAL PRESERVATION FUND

Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the Lehman Brothers 1-3 Year Government Bond Index, which is an unmanaged sector index of U.S. Treasury issues, publicly-issued debt of U.S. Government agencies and quasi-public corporations and corporate debt guaranteed by the U.S. Government with maturities of one to three years. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

      The Board of Trustees has recommended that shareholders approve merging the Fund into Oppenheimer Cash Reserves (a money market fund). In order to facilitate that merger and protect against rising interest rates, the Fund has increased its allocation to money market securities and expects to be fully invested in money market securities by the end of the year.


                    9 | OPPENHEIMER CAPITAL PRESERVATION FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Capital Preservation Fund (Class A)

     Lehman Brothers 1-3 Year Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Oppenheimer Capital       Lehman Bros 1-3 Year
        Date                Preservation Fund (Class A)     Gov't Bond Index

     09/27/1999                       9,650                      10,000
     10/31/1999                       9,703                      10,027
     01/31/2000                       9,851                      10,053
     04/30/2000                       9,998                      10,208
     07/31/2000                      10,146                      10,423
     10/31/2000                      10,302                      10,642
     01/31/2001                      10,464                      11,021
     04/30/2001                      10,621                      11,214
     07/31/2001                      10,777                      11,449
     10/31/2001                      10,921                      11,831
     01/31/2002                      11,083                      11,833
     04/30/2002                      11,236                      11,951
     07/31/2002                      11,368                      12,251
     10/31/2002                      11,494                      12,431
     01/31/2003                      11,584                      12,517
     04/30/2003                      11,659                      12,624
     07/31/2003                      11,710                      12,614
     10/31/2003                      11,749                      12,695
     01/31/2004                      11,803                      12,797
     04/30/2004                      11,860                      12,775
     07/31/2004                      11,897                      12,812
     10/31/2004                      11,939                      12,939

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -1.95%   5-Year 3.49%   Since Inception (9/27/99)  3.54%


                   10 | OPPENHEIMER CAPITAL PRESERVATION FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Capital Preservation Fund (Class B)

     Lehman Brothers 1-3 Year Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                               Oppenheimer Capital        Lehman Bros 1-3 Year
        Date                Preservation Fund (Class B)     Gov't Bond Index

     09/27/1999                      10,000                      10,000
     10/31/1999                      10,048                      10,027
     01/31/2000                      10,183                      10,053
     04/30/2000                      10,317                      10,208
     07/31/2000                      10,451                      10,423
     10/31/2000                      10,593                      10,642
     01/31/2001                      10,741                      11,021
     04/30/2001                      10,884                      11,214
     07/31/2001                      11,026                      11,449
     10/31/2001                      11,156                      11,831
     01/31/2002                      11,304                      11,833
     04/30/2002                      11,440                      11,951
     07/31/2002                      11,554                      12,251
     10/31/2002                      11,667                      12,431
     01/31/2003                      11,740                      12,517
     04/30/2003                      11,791                      12,624
     07/31/2003                      11,821                      12,614
     10/31/2003                      11,837                      12,695
     01/31/2004                      11,869                      12,797
     04/30/2004                      11,903                      12,775
     07/31/2004                      11,917                      12,812
     10/31/2004                      11,934                      12,939

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -3.18%   5-Year 3.33%   Since Inception (9/27/99)  3.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 15 FOR FURTHER INFORMATION.


                   11 | OPPENHEIMER CAPITAL PRESERVATION FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Capital Preservation Fund (Class C)

     Lehman Brothers 1-3 Year Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Oppenheimer Capital        Lehman Bros 1-3 Year
        Date                Preservation Fund (Class C)      Gov't Bond Index

     09/27/1999                      10,000                      10,000
     10/31/1999                      10,048                      10,027
     01/31/2000                      10,183                      10,053
     04/30/2000                      10,317                      10,208
     07/31/2000                      10,451                      10,423
     10/31/2000                      10,593                      10,642
     01/31/2001                      10,741                      11,021
     04/30/2001                      10,884                      11,214
     07/31/2001                      11,026                      11,449
     10/31/2001                      11,156                      11,831
     01/31/2002                      11,304                      11,833
     04/30/2002                      11,440                      11,951
     07/31/2002                      11,553                      12,251
     10/31/2002                      11,667                      12,431
     01/31/2003                      11,737                      12,517
     04/30/2003                      11,788                      12,624
     07/31/2003                      11,818                      12,614
     10/31/2003                      11,834                      12,695
     01/31/2004                      11,866                      12,797
     04/30/2004                      11,900                      12,775
     07/31/2004                      11,915                      12,812
     10/31/2004                      11,933                      12,939

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year -0.16%   5-Year 3.50%   Since Inception (9/27/99)  3.53%


                   12 | OPPENHEIMER CAPITAL PRESERVATION FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Capital Preservation Fund (Class N)

     Lehman Brothers 1-3 Year Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Oppenheimer Capital        Lehman Bros 1-3 Year
        Date                Preservation Fund (Class N)      Gov't Bond Index

     03/01/2001                      10,000                      10,000
     04/30/2001                      10,103                      10,110
     07/31/2001                      10,251                      10,322
     10/31/2001                      10,387                      10,666
     01/31/2002                      10,542                      10,668
     04/30/2002                      10,685                      10,774
     07/31/2002                      10,810                      11,045
     10/31/2002                      10,937                      11,207
     01/31/2003                      11,031                      11,284
     04/30/2003                      11,109                      11,381
     07/31/2003                      11,158                      11,372
     10/31/2003                      11,195                      11,445
     01/31/2004                      11,249                      11,537
     04/30/2004                      11,305                      11,517
     07/31/2004                      11,343                      11,550
     10/31/2004                      11,384                      11,666

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year  0.69%   5-Year N/A   Since Inception (3/1/01)  3.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 15 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER CAPITAL PRESERVATION FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Capital Preservation Fund (Class Y)

     Lehman Brothers 1-3 Year Government Bond Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                Oppenheimer Capital        Lehman Bros 1-3 Year
        Date                Preservation Fund (Class Y)      Gov't Bond Index

     09/27/1999                      10,000                      10,000
     10/31/1999                      10,057                      10,027
     01/31/2000                      10,217                      10,053
     04/30/2000                      10,375                      10,208
     07/31/2000                      10,535                      10,423
     10/31/2000                      10,703                      10,642
     01/31/2001                      10,878                      11,021
     04/30/2001                      11,048                      11,214
     07/31/2001                      11,216                      11,449
     10/31/2001                      11,373                      11,831
     01/31/2002                      11,549                      11,833
     04/30/2002                      11,708                      11,951
     07/31/2002                      11,842                      12,251
     10/31/2002                      11,980                      12,431
     01/31/2003                      12,087                      12,517
     04/30/2003                      12,229                      12,624
     07/31/2003                      12,300                      12,614
     10/31/2003                      12,358                      12,695
     01/31/2004                      12,434                      12,797
     04/30/2004                      12,512                      12,775
     07/31/2004                      12,569                      12,812
     10/31/2004                      12,629                      12,939

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES WITH SALES CHARGE OF THE FUND AT 10/31/04

1-Year 2.19%   5-Year 4.66%   Since Inception (9/27/99)  4.69%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 3.50%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 4% (1-YEAR) AND 1% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 15 FOR FURTHER INFORMATION.


                   14 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

This Fund is only available through qualified retirement plans.

CLASS A shares of the Fund were first publicly offered on 9/27/99. Class A returns include the current maximum initial sales charge of 3.50%.

CLASS B shares of the Fund were first publicly offered on 9/27/99. Class B returns include the applicable contingent deferred sales charges of 4% (1-year) and 1% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/27/99. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period.

CLASS Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   15 | OPPENHEIMER CAPITAL PRESERVATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   16 | OPPENHEIMER CAPITAL PRESERVATION FUND exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         BEGINNING     ENDING        EXPENSES
                         ACCOUNT       ACCOUNT       PAID DURING
                         VALUE         VALUE         6 MONTHS ENDED
                         (5/1/04)      (10/31/04)    OCTOBER 31, 2004
---------------------------------------------------------------------
Class A Actual           $ 1,000.00    $ 1,006.60    $  5.56
---------------------------------------------------------------------
Class A Hypothetical       1,000.00      1,019.61       5.60
---------------------------------------------------------------------
Class B Actual             1,000.00      1,002.60      10.02
---------------------------------------------------------------------
Class B Hypothetical       1,000.00      1,015.18      10.08
---------------------------------------------------------------------
Class C Actual             1,000.00      1,002.80       9.81
---------------------------------------------------------------------
Class C Hypothetical       1,000.00      1,015.38       9.88
---------------------------------------------------------------------
Class N Actual             1,000.00      1,007.00       5.16
---------------------------------------------------------------------
Class N Hypothetical       1,000.00      1,020.01       5.19
---------------------------------------------------------------------
Class Y Actual             1,000.00      1,009.40       2.78
---------------------------------------------------------------------
Class Y Hypothetical       1,000.00      1,022.37       2.80

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2004 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.10%
------------------------
Class B        1.98
------------------------
Class C        1.94
------------------------
Class N        1.02
------------------------
Class Y        0.55

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.


                   17 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF INVESTMENTS  October 31, 2004
--------------------------------------------------------------------------------

                                                                                                         VALUE
                                                                                         SHARES     SEE NOTE 1
--------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--68.2%
--------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--48.8%
Oppenheimer Bond Fund, Cl. Y                                                          2,265,572   $ 23,811,167
--------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y 1                                    16,165,114    164,560,862
                                                                                                  ------------
                                                                                                   188,372,029

--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--19.4%
Oppenheimer Money Market Fund, Inc., Cl. A                                           74,807,357     74,807,357
                                                                                                  ------------
Total Investments in Affiliated Companies (Cost $261,749,023)                                      263,179,386

                                                                                      PRINCIPAL
                                                                                         AMOUNT
--------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--23.2%
--------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 2.04%, 1/20/05                                           $  10,000,000      9,950,300
--------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 2.05%, 1/24/05                              10,000,000      9,946,200
--------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 2.16%, 4/6/05 2                                             10,000,000      9,899,600
--------------------------------------------------------------------------------------------------------------
FACR Owner Trust 1, 2.04%, 1/18/05                                                   10,000,000      9,951,600
--------------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 2.02%, 1/21/05                                     10,000,000      9,949,700
--------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 2.03%, 1/10/05 2                                   10,000,000      9,959,000
--------------------------------------------------------------------------------------------------------------
Neptune Funding Corp., 2.13%, 3/28/05 2                                              10,000,000      9,905,900
--------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 2.01%, 1/13/05 2                                                10,000,000      9,956,900
--------------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA, 1.95%, 12/27/04                                           10,000,000     10,000,000
                                                                                                  ------------
Total Short-Term Notes (Cost $89,556,379)                                                           89,519,200

--------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.7%
--------------------------------------------------------------------------------------------------------------
Undivided interest of 4.98% in joint repurchase agreement (Principal
Amount/Value $595,058,000, with a maturity value of $595,147,755) with UBS
1.81%, Warburg LLC, dated 10/29/04, to be repurchased at $29,616,466 on 11/1/04, collateralized by Federal National Mortgage Assn., 5.50%, 1/1/34--4/1/34, with a
value of $607,720,116 (Cost $29,612,000)                                             29,612,000     29,612,000

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $380,917,402)                                            99.1%   382,310,586
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                             0.9      3,487,517
                                                                                  ----------------------------
NET ASSETS                                                                                100.0%  $385,798,103
                                                                                  ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents ownership of at least 5% of the issuer.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $39,721,400, or 10.30% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   18 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2004
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value-see accompanying statement of investments:
Unaffiliated companies (cost $119,168,378)                                             $    119,131,200
Affiliated companies (cost $261,749,024)                                                    263,179,386
                                                                                       ----------------
                                                                                            382,310,586
-------------------------------------------------------------------------------------------------------
Cash                                                                                            402,129
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                              6,624,000
Shares of beneficial interest sold                                                            2,479,295
Interest and dividends                                                                          706,201
Other                                                                                             5,846
                                                                                       ----------------
Total assets                                                                                392,528,057

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Wrapper agreement                                                                             6,235,100
Wrapper fee payable                                                                             214,214
Transfer and shareholder servicing agent fees                                                    83,152
Distribution and service plan fees                                                               81,883
Shareholder communications                                                                       44,902
Trustees' compensation                                                                           21,577
Other                                                                                            49,126
                                                                                       ----------------
Total liabilities                                                                             6,729,954

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $    385,798,103
                                                                                       ================

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                                        $    385,614,084
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             1,815,635
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                  3,210,300
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and wrapper agreement                             (4,841,916)

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $    385,798,103
                                                                                       ================


                   19 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $98,463,068 and 9,845,140 shares of beneficial interest outstanding)                         $ 10.00
Maximum offering price per share (net asset value plus sales charge
of 3.50% of offering price)                                                                     $ 10.36
-------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $11,498,325 and 1,150,282 shares of beneficial interest outstanding)                  $ 10.00
-------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $32,315,926 and 3,232,423 shares of beneficial interest outstanding)                  $ 10.00
-------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
assets of $243,164,130 and 24,312,117 shares of beneficial interest outstanding)                $ 10.00
-------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $356,654 and 35,653 shares of beneficial interest outstanding)                    $ 10.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   20 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends from affiliated companies                              $   11,918,951
--------------------------------------------------------------------------------
Interest                                                                142,561
                                                                 ---------------
Total investment income                                              12,061,512

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,700,195
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 241,453
Class B                                                                 108,663
Class C                                                                 280,641
Class N                                                                 574,971
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 379,944
Class B                                                                  69,049
Class C                                                                 171,182
Class N                                                                 641,641
Class Y                                                                      90
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  11,223
Class B                                                                   9,597
Class C                                                                  17,353
Class N                                                                     535
Class Y                                                                      12
--------------------------------------------------------------------------------
Wrapper fees                                                            601,527
--------------------------------------------------------------------------------
Trustees' compensation                                                   16,930
--------------------------------------------------------------------------------
Custodian fees and expenses                                              10,479
--------------------------------------------------------------------------------
Other                                                                    90,976
                                                                 ---------------
Total expenses                                                        5,926,461
Less reduction to custodian expenses                                     (1,001)
Less payments and waivers of expenses                                (1,766,881)
                                                                 ---------------
Net expenses                                                          4,158,579

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 7,902,933


                   21 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain on:
Investments from affiliated companies                            $    4,704,134
Closing of futures contracts                                              3,187
                                                                 ---------------
Net realized gain                                                     4,707,321
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments from affiliated companies                                (4,360,704)
Futures contracts                                                        43,577
Wrapper agreement                                                    (2,800,361)
                                                                 ---------------
Net change in unrealized appreciation (depreciation)                 (7,117,488)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    5,492,766
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   22 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                2004              2003
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                      $     7,902,933   $     6,214,999
---------------------------------------------------------------------------------------------
Net realized gain                                                4,707,321           148,845
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)            (7,117,488)         (104,304)
                                                           ----------------------------------
Net increase in net assets resulting from operations             5,492,766         6,259,540

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                         (1,539,549)       (1,969,962)
Class B                                                            (86,556)         (104,775)
Class C                                                           (228,135)         (249,835)
Class N                                                         (3,818,168)       (3,927,405)
Class Y                                                            (10,464)           (7,561)
---------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                            (12,791)               --
Class B                                                             (1,362)               --
Class C                                                             (3,513)               --
Class N                                                            (29,437)               --
Class Y                                                                (99)               --

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                          3,792,043        16,147,988
Class B                                                          1,524,458         4,781,818
Class C                                                          7,940,832        11,965,018
Class N                                                         23,712,121       100,792,528
Class Y                                                           (367,958)          722,428

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                  36,364,188       134,409,782
---------------------------------------------------------------------------------------------
Beginning of period                                            349,433,915       215,024,133
                                                           ----------------------------------
End of period [including accumulated net investment
income (loss) of $1,815,635 and $(10,216), respectively]   $   385,798,103   $   349,433,915
                                                           ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   23 | OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A    YEAR ENDED OCTOBER 31,                       2004           2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.00     $    10.00     $    10.00     $    10.00     $    10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .22            .22            .42            .56            .57
Net realized and unrealized gain (loss)                 (.06)            --            .09            .02            .03
                                                  -----------------------------------------------------------------------
Total from investment operations                         .16            .22            .51            .58            .60
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.16)          (.22)          (.41)          (.55)          (.60)
Tax return of capital distribution                        --             --           (.10)          (.03)            --
                                                  -----------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (.16)          (.22)          (.51)          (.58)          (.60)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.00     $    10.00     $    10.00     $    10.00     $    10.00
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      1.61%          2.22%          5.25%          6.00%          6.18%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   98,463     $   94,727     $   78,552     $   50,179     $   10,431
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   96,767     $   92,035     $   62,359     $   33,976     $    7,171
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   2.20%          2.11%          3.90%          5.39%          5.55%
Total expenses                                          1.59%          1.70%          1.71%          1.58%          1.96%
Expenses after payments and waivers
and reduction to custodian expenses                     1.09%          1.09%          1.18%          1.14%          1.51%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   51%            20%            47%            36%            89%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER CAPITAL PRESERVATION FUND

CLASS B    YEAR ENDED OCTOBER 31,                       2004           2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.00     $    10.00     $    10.00     $    10.00     $    10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .13            .14            .37            .50            .51
Net realized and unrealized gain (loss)                 (.05)            --            .08            .02            .02
                                                  -----------------------------------------------------------------------
Total from investment operations                         .08            .14            .45            .52            .53
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.08)          (.14)          (.35)          (.49)          (.53)
Tax return of capital distribution                        --             --           (.10)          (.03)            --
                                                  -----------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (.08)          (.14)          (.45)          (.52)          (.53)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.00     $    10.00     $    10.00     $    10.00     $    10.00
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      0.82%          1.45%          4.59%          5.31%          5.43%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   11,498     $    9,987     $    5,205     $    1,777     $      331
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   10,866     $    8,055     $    3,337     $      676     $       82
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   1.35%          1.31%          3.15%          4.61%          4.55%
Total expenses                                          2.66%          2.77%          2.37%          2.34%          2.71%
Expenses after payments and waivers
and reduction to custodian expenses                     1.94%          1.87%          1.84%          1.90%          2.26%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   51%            20%            47%            36%            89%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C    YEAR ENDED OCTOBER 31,                       2004           2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.00     $    10.00     $    10.00     $    10.00     $    10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .13            .14            .38            .51            .50
Net realized and unrealized gain (loss)                 (.05)            --            .07            .01            .03
                                                  -----------------------------------------------------------------------
Total from investment operations                         .08            .14            .45            .52            .53
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.08)          (.14)          (.35)          (.49)          (.53)
Tax return of capital distribution                        --             --           (.10)          (.03)            --
                                                  -----------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (.08)          (.14)          (.45)          (.52)          (.53)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    10.00     $    10.00     $    10.00     $    10.00     $    10.00
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      0.84%          1.43%          4.58%          5.31%          5.43%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   32,316     $   24,405     $   12,437     $    1,845     $       48
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   28,078     $   19,334     $    6,790     $      652     $       25
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   1.37%          1.31%          3.07%          4.54%          4.65%
Total expenses                                          2.60%          2.67%          2.35%          2.36%          2.71%
Expenses after payments and waivers
and reduction to custodian expenses                     1.91%          1.87%          1.82%          1.92%          2.26%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   51%            20%            47%            36%            89%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER CAPITAL PRESERVATION FUND

CLASS N    YEAR ENDED OCTOBER 31,                        2004            2003            2002          2001 1
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     10.00     $     10.00     $     10.00     $     10.00
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .22             .23             .45             .38
Net realized and unrealized gain (loss)                  (.05)             --             .07              -- 2
                                                  -------------------------------------------------------------
Total from investment operations                          .17             .23             .52             .38
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.17)           (.23)           (.42)           (.36)
Tax return of capital distribution                         --              --            (.10)           (.02)
                                                  -------------------------------------------------------------
Total dividends and/or
distributions to shareholders                            (.17)           (.23)           (.52)           (.38)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $     10.00     $     10.00     $     10.00     $     10.00
                                                  =============================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       1.69%           2.37%           5.29%           3.88%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   243,164     $   219,590     $   118,829     $     7,311
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   230,434     $   180,665     $    63,485     $     3,002
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    2.27%           2.16%           3.86%           5.18%
Total expenses                                           1.46%           1.45%           1.52%           1.64%
Expenses after payments and waivers and
reduction to custodian expenses                          1.02%           1.01%           0.99%           1.20%
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    51%             20%             47%             36%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y    YEAR ENDED OCTOBER 31,                       2004           2003           2002           2001           2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    10.00     $    10.00     $    10.00     $    10.00     $    10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .32            .39            .41            .58            .59
Net realized and unrealized gain (loss)                 (.10)          (.08)           .11            .03            .03
                                                  -----------------------------------------------------------------------
Total from investment operations                         .22            .31            .52            .61            .62
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.22)          (.31)          (.42)          (.58)          (.62)
Tax return of capital distribution                        --             --           (.10)          (.03)            --
                                                  -----------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                           (.22)          (.31)          (.52)          (.61)          (.62)
                                                  =======================================================================
Net asset value, end of period                    $    10.00     $    10.00     $    10.00     $    10.00     $    10.00
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1                      2.19%          3.15%          5.35%          6.25%          6.43%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $      357     $      725     $        2     $        2     $        1
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $      462     $      368     $        2     $        2     $        1
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                                   2.84%          2.53%          4.13%          5.73%          5.88%
Total expenses                                          0.96%          0.96%         67.64%         43.02%          1.71%
Expenses after payments and waivers
and reduction to custodian expenses                     0.51%          0.52%          1.09%          0.82%          1.26%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   51%            20%            47%            36%            89%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B, Class C and Class N shares are offered without a front-end sales charge, but may be subject to a contingent deferred-sales charge
(CDSC) if redeemed within 5 years or 12 months or 18 months, respectively, of purchase. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are offered without front-end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) on less than 12 months prior notice. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
WRAPPER AGREEMENT. The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract, collectively, "wrapper agreement" obligates the contract provider to maintain the book value of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The book value of the covered assets is the price the Fund paid for such securities plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement ("crediting rate"). The crediting rate is normally reset monthly.


                   29 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

However, if there is a significant event, such as a material change in interest rates, the crediting rate may be reset more frequently. The fair value of the contract generally will be equal to the difference between the book value and the market value of the Fund's portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of October 31, 2004, the Fund has entered into one wrapper agreement, with the Bank of America, NA. Total fees paid for the year ended October 31, 2004, to Bank of America, NA, for this agreement were $579,063.

      The staff of the Securities and Exchange Commission (SEC) has inquired of registered "stable value" mutual funds, including this Fund, as to the valuation methodology used by such funds to value their wrapper agreements. At the present time, the Fund has not received any indication whether or when the SEC will take any action as a result of their review of this matter. If the SEC determines that the valuation method currently used by "stable value" mutual funds is no longer acceptable, the Fund may be required to use a different accounting methodology under which the fair value of the Fund's wrapper agreements could fluctuate daily, and if that were to occur, the Fund would probably not be able to maintain a stable net asset value per share. As a result, the Fund's net asset value could be greater or less than $10 per share on a daily basis.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of the New York Stock Exchange, on each day the Exchange is open for trading.

      The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and


                   30 | OPPENHEIMER CAPITAL PRESERVATION FUND municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                DEPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN     CARRYFORWARD 1,2         TAX PURPOSES
    ------------------------------------------------------------------------
    $ 1,836,666        $ 3,757,027                 $ --          $ 5,388,643

1. During the fiscal year ended October 31, 2004, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2003, the Fund did not utilize any capital loss carryforward.


                   31 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

                                           REDUCTION TO         REDUCTION TO
                                            ACCUMULATED      ACCUMULATED NET
                 INCREASE TO             NET INVESTMENT        REALIZED GAIN
                 PAID-IN CAPITAL                 INCOME     ON INVESTMENTS 3
                 -----------------------------------------------------------
                 $ 1,200,593                  $ 394,210            $ 806,383

3. $1,200,593, of which $806,383 was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 was as follows:

                                             YEAR ENDED           YEAR ENDED
                                       OCTOBER 31, 2004     OCTOBER 31, 2003
           -----------------------------------------------------------------
           Distributions paid from:
           Ordinary income                 $  5,682,872         $  6,259,538
           Long-term capital gain                47,202                   --
                                           ------------         ------------
           Total                           $  5,730,074         $  6,259,538
                                           ============         ============

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities    $ 381,464,129
                                             ==============

           Gross unrealized appreciation     $     909,367
           Gross unrealized depreciation        (6,298,010)

           Net unrealized depreciation       $  (5,388,643)
                                             ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2004, the Fund's projected benefit obligations were increased by $7,100 and payments of $1,186 were made to retired trustees, resulting in an accumulated liability of $16,130 as of October 31, 2004.


                   32 | OPPENHEIMER CAPITAL PRESERVATION FUND

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Board of Trustees, in an effort to maintain a stable net asset value per share in the event of an additional distribution, may declare, effective on the ex-dividend date of an additional distribution, a reverse split of the shares of the Fund in an amount that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before that distribution was paid. Also, in an effort to maintain a stable net asset value per share, the Fund may distribute return of capital dividends. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets


                   33 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED OCTOBER 31, 2004      YEAR ENDED OCTOBER 31, 2003
                                      SHARES           AMOUNT          SHARES           AMOUNT
-----------------------------------------------------------------------------------------------
CLASS A
Sold                               4,620,420    $  46,204,203       5,635,142    $  56,351,417
Dividends and/or
distributions reinvested             153,761        1,537,619         197,233        1,972,335
Redeemed                          (4,402,163)     (43,949,779) 1   (4,217,576)     (42,175,764)
                                 --------------------------------------------------------------
Net increase                         372,018    $   3,792,043       1,614,799    $  16,147,988
                                 ==============================================================

-----------------------------------------------------------------------------------------------
CLASS B
Sold                                 578,837    $   5,788,366         788,002    $   7,880,026
Dividends and/or
distributions reinvested               8,735           87,359          10,502          105,024
Redeemed                            (435,953)      (4,351,267) 1     (320,322)      (3,203,232)
                                 --------------------------------------------------------------
Net increase                         151,619    $   1,524,458         478,182    $   4,781,818
                                 ==============================================================

-----------------------------------------------------------------------------------------------
CLASS C
Sold                               1,911,178    $  19,111,780       2,013,047    $  20,130,482
Dividends and/or
distributions reinvested              23,017          230,172          24,997          249,971
Redeemed                          (1,142,290)     (11,401,120) 1     (841,543)      (8,415,435)
                                 --------------------------------------------------------------
Net increase                         791,905    $   7,940,832       1,196,501    $  11,965,018
                                 ==============================================================

-----------------------------------------------------------------------------------------------
CLASS N
Sold                              11,501,276    $ 115,012,755      18,082,527    $ 180,825,268
Dividends and/or
distributions reinvested             381,357        3,813,576         394,329        3,943,292
Redeemed                          (9,529,130)     (95,114,210) 1   (8,397,603)     (83,976,032)
                                 --------------------------------------------------------------
Net increase                       2,353,503    $  23,712,121      10,079,253    $ 100,792,528
                                 ==============================================================

-----------------------------------------------------------------------------------------------
CLASS Y
Sold                                   3,693    $      36,920          71,476    $     714,766
Dividends and/or
distributions reinvested               1,040           10,406             766            7,662
Redeemed                             (41,553)        (415,284) 1           --               --
                                 --------------------------------------------------------------
Net increase (decrease)              (36,820)   $    (367,958)         72,242    $     722,428
                                 ==============================================================

1. Net of redemption fees of $86,633, $10,002, $26,655, $203,364 and $301 for
Class A, Class B, Class C, Class N and Class Y, respectively.


                   34 | OPPENHEIMER CAPITAL PRESERVATION FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2004 were $180,897,335 and $264,805,730, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The management fees payable by the Fund are reduced by the management fees paid by the underlying Oppenheimer funds on assets representing investments by the Fund in shares of those underlying funds. That is done so that shareholders of the Fund do not pay direct and indirect management fees in excess of 0.75%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $1,112,047 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares


                   35 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $276,206, $430,075 and $1,175,545, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                              CLASS A         CLASS B         CLASS C         CLASS N
                              CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                            FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                        SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                          RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------------
October 31, 2004                $ 300         $ 7,267        $ 61,189        $ 19,267       $ 200,984
-----------------------------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. The management fees payable by the Fund are reduced by the management fees paid by the underlying Oppenheimer funds on assets representing investments by the Fund in shares of those underlying funds. That is done so that shareholders of the Fund do not pay direct and indirect management fees in excess of 0.75%. During the year ended October 31, 2004, the Manager waived $426,320, $47,818, $123,351, $1,013,884 and $2,049 for Class A,
Class B, Class C, Class N and Class Y shares, respectively.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004, OFS waived $51,488, $29,969 and $72,002 for Class A, Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.


                   36 | OPPENHEIMER CAPITAL PRESERVATION FUND

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      As of October 31, 2004, the Fund had no outstanding futures contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities.


                   37 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. FUND REORGANIZATION

At a meeting held October 6, 2004, the Board of Trustees of the Fund determined that it is in the best interest of the Fund's shareholders that the Fund reorganize with and into Oppenheimer Cash Reserves Fund. The Board unanimously voted that the Fund should enter into an Agreement and Plan of Reorganization with Oppenheimer Cash Reserves covering the reorganization transaction (the "Reorganization"). The Board further determined that the Reorganization should be submitted to the Fund's shareholders for approval and recommended that shareholders approve the Reorganization. Shareholders of record as November 15, 2004 will be entitled to vote on the Reorganization and will receive the proxy statement describing the Reorganization. The anticipated date for the shareholder meeting is on or about February 4, 2005, with the Reorganization to be effected on or about February 11, 2005. Subject to approval by the Fund's shareholders, upon the Reorganization of the Fund into Oppenheimer Cash Reserves, the Fund will no longer exist.

--------------------------------------------------------------------------------
8. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine Directors/ Trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

      OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.


                   38 | OPPENHEIMER CAPITAL PRESERVATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CAPITAL PRESERVATION FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Preservation Fund, including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Preservation Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
December 16, 2004


                   39 | OPPENHEIMER CAPITAL PRESERVATION FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $0.0145, $0.0082, $0.0082, $0.0149 and
$0.0196 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 30, 2003, of which $0.0013 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   40 | OPPENHEIMER CAPITAL PRESERVATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   41 | OPPENHEIMER CAPITAL PRESERVATION FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE   BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                       CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,            Of Counsel (since June 1993) Hogan & Hartson (a law firm); a director (since
Chairman of the Board          2002) of Danielson Holding Corp. Formerly a director of Weyerhaeuser Corp.
of Trustees (since 2003);      (1999-April 2004), Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Trustee (since 1999)           (1993-2001), Texas Instruments (1993-2001) and FMC Corporation (1993-2001).
Age: 73                        Oversees 25 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,               A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1999)           OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,          A director (since 1991) of the Institute for Advanced Study, Princeton, N.J.,
Trustee (since 1999)           a director (since 2001) of GSI Lumonics, a trustee (since 1983) of Woodward
Age: 66                        Academy, a Senior Advisor (since 2001) of The Andrew W. Mellon Foundation. A member of: the National Academy of Sciences (since 1979), American Academy of Arts and Sciences (since 1995), American Philosophical Society (since 1996)
                               and Council on Foreign Relations (since 2002). Formerly a director of Bankers
                               Trust New York Corporation (1994-1999). Oversees 25 portfolios in the
                               OppenheimerFunds complex.

MARY F. MILLER,                Formerly a Senior Vice President and General Auditor, American Express
Trustee (since 2004)           Company (July 1998-February 2003). Member of Trustees of the American
Age: 62                        Symphony Orchestra (October 1998 to present). Oversees 25 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                Director (since January 2002) Columbia Equity Financial Corp. (privately-held
Trustee (since 2002)           financial adviser); Managing Director (since January 2002) Carmona Motley, Inc.
Age: 52                        (privately-held financial adviser). Formerly a Managing Director of Carmona
                               Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December
                               2001). Oversees 25 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,            A director (since February 1972) of Dominion Resources, Inc. (electric utility
Trustee (since 1999)           holding company); formerly a director of Prime Retail, Inc. (real estate investment
Age: 77                        trust) and Dominion Energy, Inc. (electric power and oil & gas producer),
                               President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty
                               Company, American Motorists Insurance Company and American Manufacturers
                               Mutual Insurance Company. Oversees 25 portfolios in the OppenheimerFunds complex.

EDWARD V. REGAN,               President, Baruch College, CUNY; a director of RBAsset (real estate manager); a
Trustee (since 1999)           director of OffitBank; formerly Trustee, Financial Accounting Foundation (FASB
Age: 74                        and GASB), Senior Fellow of Jerome Levy Economics Institute, Bard College,
                               Chairman of Municipal Assistance Corporation for the City of New York,
                               New York State Comptroller and Trustee of New York State and Local Retirement
                               Fund. Oversees 25 investment companies in the OppenheimerFunds complex.


                   42 | OPPENHEIMER CAPITAL PRESERVATION FUND

RUSSELL S. REYNOLDS, JR.,      Chairman (since 1993) of The Directorship Search Group, Inc. (corporate governance
Trustee (since 1999)           consulting and executive recruiting); a Life Trustee of International House
Age: 72                        (non-profit educational organization); a former trustee of The Historical Society of the Town of Greenwich. Oversees 25 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS.
                               MANIOUDAKIS, MURPHY, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                               11TH FLOOR, NEW YORK, NY 10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S.
                               TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM
                               OR UNTIL HIS EARLIER RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)         (since September 2000) of the Manager; President and a director or trustee of
Age: 55                        other Oppenheimer funds; President and a director (since July 2001) of
                               Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                               Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                               Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                               (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                               Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                               of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                               Management Corporation, Trinity Investment Management Corporation and Tremont
                               Capital Management, Inc. (since November 2001), HarbourView Asset Management
                               Corporation and OFI Private Investments, Inc. (since July 2001); President
                               (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                               Asset Management, Inc.; Executive Vice President (since February 1997) of
                               Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the
                               Investment Company Institute's Board of Governors (elected to serve from October
                               3, 2003 through September 30, 2006). Formerly, Chief Operating Officer
                               (September 2000-June 2001) of the Manager; President and trustee (November
                               1999-November 2001) of MML Series Investment Fund and MassMutual Institutional
                               Funds (open-end investment companies); a director (September 1999-August 2000)
                               of C.M. Life Insurance Company; President, Chief Executive Officer and director
                               (September 1999-August 2000) of MML Bay State Life Insurance Company; a director
                               (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                               wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 63 portfolios as
                               Trustee/Director and 21 additional portfolios as Officer in the OppenheimerFunds complex.

ANGELO MANIOUDAKIS,            Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and Portfolio   Management Corporation (since April, 2002 and of OFI Institutional Asset
Manager (since 2002)           Management, Inc. (since June 2002); an officer of 14 portfolios in the
Age: 38                        OppenheimerFunds complex. Formerly Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment
                               Management (August 1993-April 2002).


                   43 | OPPENHEIMER CAPITAL PRESERVATION FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)         of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age: 44                        Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                               and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                               Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                               Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                               non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                               (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                               Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                               Corp. Formerly Assistant Treasurer of Centennial Asset Management Corporation
                               (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                               2003); Principal and Chief Operating Officer (March 1995-March 1999) at Bankers
                               Trust Company-Mutual Fund Services Division. An officer of 84 portfolios in the
                               OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since
Secretary (since 2001)         February 2002) of the Manager; General Counsel and a director (since November
Age: 56                        2001) of the Distributor; General Counsel (since November 2001) of Centennial
                               Asset Management Corporation; Senior Vice President and General Counsel (since
                               November 2001) of HarbourView Asset Management Corporation; Secretary and
                               General Counsel (since November 2001) of Oppenheimer Acquisition Corp.;
                               Assistant Secretary and a director (since October 1997) of OppenheimerFunds
                               International Ltd. and OppenheimerFunds plc; Vice President and a director
                               (since November 2001) of Oppenheimer Partnership Holdings, Inc.; a director
                               (since November 2001) of Oppenheimer Real Asset Management, Inc.; Senior Vice
                               President, General Counsel and a director (since November 2001) of Shareholder
                               Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments,
                               Inc. and OFI Trust Company; Vice President (since November 2001) of
                               OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                               (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                               (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                               President (May 1985-December 2003), Acting General Counsel (November
                               2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                               Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985- November
                               2001), Shareholder Financial Services, Inc. (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of
                               84 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and             Manager; Vice President (since June 1983) of OppenheimerFunds Distributor,
Chief Compliance Officer       Inc., Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                   Formerly (until February 2004) Vice President and Director of Internal Audit of
Age: 54                        OppenheimerFunds, Inc. An officer of 84 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   44 | OPPENHEIMER CAPITAL PRESERVATION FUND

ITEM 2. CODE OF ETHICS

      The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      (a)   Audit Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $30,000 in fiscal 2004 and $25,000 in fiscal 2003.

      (b)   Audit-Related Fees

            The principal accountant for the audit of the registrant's annual financial statements billed $26,500 in fiscal 2004 and $21,250 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: internal control reviews and consultation concerning financial accounting and reporting standards.

      (c)   Tax Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

            The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and $5,000 in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

      (d)   All Other Fees

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $57 in fiscal 2003.

            The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

            Such fees include consultations regarding the registrant's retirement plan with respect to its trustees.

      (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

            The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

            Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

            (2) 100%

      (f)   Not applicable as less than 50%.

      (g) The principal accountant for the audit of the registrant's annual financial statements billed $72,000 in fiscal 2004 and $26,307 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)